Fair Value [Text Block]	6 Months Ended
Sep. 30, 2015
Fair Value Disclosures [Abstract]
Fair Value [Text Block]

19.    FAIR VALUE

For a discussion and explanation of the MUFG Group’s valuation methodologies for assets and liabilities measured at fair value and the fair value hierarchy, see Note 31 to the consolidated financial statements for the fiscal year ended March 31, 2015. During the six months ended September 30, 2015, there were no changes to the MUFG Group’s valuation methodologies that had a material impact on the MUFG Group’s financial position and results of operations.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following tables present the financial instruments carried at fair value by level within the fair value hierarchy as of March 31, 2015 and September 30, 2015:

	March 31, 2015
	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥19,812,037	¥9,513,664	¥860,418	¥30,186,119
Debt securities
Japanese national government and Japanese government agency bonds	3,801,877	235,175	—	4,037,052
Japanese prefectural and municipal bonds	—	141,390	—	141,390
Foreign governments and official institutions bonds	14,674,376	1,661,959	66,197	16,402,532
Corporate bonds	—	3,944,861	96,918	4,041,779
Residential mortgage-backed securities	—	1,679,135	38,730	1,717,865
Asset-backed securities	—	233,147	586,635	819,782
Other debt securities	—	13,369	37,812	51,181
Commercial paper	—	1,194,922	—	1,194,922
Equity securities(2)	1,335,784	409,706	34,126	1,779,616
Trading derivative assets	151,217	16,446,522	121,045	16,718,784
Interest rate contracts	50,492	11,342,398	42,373	11,435,263
Foreign exchange contracts	3,317	4,850,363	12,884	4,866,564
Equity contracts	97,408	101,212	51,830	250,450
Commodity contracts	—	82,464	13,819	96,283
Credit derivatives	—	70,085	139	70,224
Investment securities:
Available-for-sale securities	39,455,720	7,632,847	401,837	47,490,404
Debt securities
Japanese national government and Japanese government agency bonds	32,214,231	3,191,401	—	35,405,632
Japanese prefectural and municipal bonds	—	194,415	—	194,415
Foreign governments and official institutions bonds	1,126,729	526,126	29,649	1,682,504
Corporate bonds	—	1,236,340	19,284	1,255,624
Residential mortgage-backed securities	—	931,635	93	931,728
Commercial mortgage-backed securities	—	203,797	3,785	207,582
Asset-backed securities	—	1,079,317	166,723	1,246,040
Other debt securities	—	—	182,303	182,303
Marketable equity securities	6,114,760	269,816	—	6,384,576
Other investment securities	—	—	22,537	22,537
Others(3)(4)	327,360	14,036	4,540	345,936

Total	¥59,746,334	¥33,607,069	¥1,410,377	¥94,763,780

Liabilities
Trading account liabilities:
Trading securities sold, not yet purchased	¥82,743	¥15,720	¥—	¥98,463
Trading derivative liabilities	154,767	16,694,360	81,795	16,930,922
Interest rate contracts	42,790	11,284,872	13,299	11,340,961
Foreign exchange contracts	2,930	5,168,200	4,483	5,175,613
Equity contracts	109,047	90,285	45,924	245,256
Commodity contracts	—	82,718	14,752	97,470
Credit derivatives	—	68,285	3,337	71,622
Obligation to return securities received as collateral	2,476,588	174,563	—	2,651,151
Others(5)	—	711,055	36,293	747,348

Total	¥2,714,098	¥17,595,698	¥118,088	¥20,427,884

	September 30, 2015
	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥17,828,640	¥8,750,770	¥944,677	¥27,524,087
Debt securities
Japanese national government and Japanese government agency bonds	3,799,892	291,716	—	4,091,608
Japanese prefectural and municipal bonds	—	190,550	—	190,550
Foreign governments and official institutions bonds	13,203,253	1,384,349	61,690	14,649,292
Corporate bonds	—	3,840,108	119,524	3,959,632
Residential mortgage-backed securities	—	1,468,441	34,839	1,503,280
Asset-backed securities	—	169,405	653,135	822,540
Other debt securities	—	8,817	37,489	46,306
Commercial paper	—	1,040,875	—	1,040,875
Equity securities(2)	825,495	356,509	38,000	1,220,004
Trading derivative assets	151,366	16,222,865	105,861	16,480,092
Interest rate contracts	23,171	11,216,743	40,263	11,280,177
Foreign exchange contracts	3,136	4,800,750	4,455	4,808,341
Equity contracts	125,059	92,799	45,560	263,418
Commodity contracts	—	53,790	15,281	69,071
Credit derivatives	—	58,783	302	59,085
Investment securities:
Available-for-sale securities	34,515,645	7,372,551	386,459	42,274,655
Debt securities
Japanese national government and Japanese government agency bonds	27,797,004	2,696,471	—	30,493,475
Japanese prefectural and municipal bonds	—	197,489	—	197,489
Foreign governments and official institutions bonds	1,153,132	712,013	23,931	1,889,076
Corporate bonds	—	1,108,131	17,815	1,125,946
Residential mortgage-backed securities	—	946,115	19	946,134
Commercial mortgage-backed securities	—	199,133	3,971	203,104
Asset-backed securities	—	1,255,239	161,777	1,417,016
Other debt securities	—	—	178,946	178,946
Marketable equity securities	5,565,509	257,960	—	5,823,469
Other investment securities	—	—	24,373	24,373
Others(3)(4)	166,824	22,907	4,801	194,532

Total	¥52,662,475	¥32,369,093	¥1,466,171	¥86,497,739

Liabilities
Trading account liabilities:
Trading securities sold, not yet purchased	¥92,345	¥18,607	¥—	¥110,952
Trading derivative liabilities	137,637	15,982,610	75,887	16,196,134
Interest rate contracts	21,843	11,086,022	11,867	11,119,732
Foreign exchange contracts	4,686	4,715,229	1,765	4,721,680
Equity contracts	111,108	74,310	46,939	232,357
Commodity contracts	—	52,490	15,221	67,711
Credit derivatives	—	54,559	95	54,654
Obligation to return securities received as collateral	2,978,330	63,608	—	3,041,938
Others(5)	—	721,308	(9,541)	711,767

Total	¥3,208,312	¥16,786,133	¥66,346	¥20,060,791

Notes:	(1)	Includes securities measured under the fair value option.
	(2)	Includes investments valued at net asset value of ¥27,266 million and ¥25,389 million at March 31, 2015 and September 30, 2015, respectively. The unfunded commitments related to these investments at March 31, 2015 and September 30, 2015 were ¥7,206 million and ¥12,490 million, respectively. These investments were mainly in private equity funds.

(3)	Mainly comprises securities received as collateral that may be sold or repledged under securities lending transactions, money in trust for segregating cash deposited by customers on security transactions and derivative assets designated as hedging instruments.
(4)	Includes investments valued at net asset value of real estate funds, hedge funds and private equity funds, whose fair values at March 31, 2015 were ¥1,740 million, nil and ¥1,883 million, respectively, and those at September 30, 2015 were ¥1,849 million, nil and ¥2,085 million, respectively. The amounts of unfunded commitments related to these real estate funds, hedge funds and private equity funds at March 31, 2015 were nil, nil and ¥1,790 million, respectively, and those at September 30, 2015 were nil, nil and ¥111 million, respectively.
(5)	Includes other short-term borrowings, long-term debt, bifurcated embedded derivatives carried at fair value and derivative liabilities designated as hedging instruments.

Transfers Between Level 1 and Level 2

During the six months ended September 30, 2014 and 2015, the transfers between Level 1 and Level 2 were as follows:

	Six months ended September 30,
	2014		2015
	Transfers out of Level 1 into Level 2(1)	Transfers out of Level 2 into Level 1(1)	Transfers out of Level 1 into Level 2(1)	Transfers out of Level 2 into Level 1(1)
	(in millions)
Assets
Trading account assets:
Trading securities
Debt securities
Foreign governments and official institutions bonds	¥—	¥—	¥—	¥26,388
Equity securities	—	3,492	—	—
Investment securities:
Available-for-sale securities
Marketable equity securities	5,156	5,370	18,190	4,076

Note:	(1)	All transfers between Level 1 and Level 2 were assumed to have occurred at the beginning of the period.

In general, the transfers from Level 1 into Level 2 represented securities whose fair values were measured at quoted prices in active markets at the beginning of the period but such quoted prices were not available at the end of the period. The transfers from Level 2 into Level 1 represented securities for which quoted prices in active markets became available at the end of the period even though such quoted prices were not available at the beginning of the period.

Changes in Level 3 Recurring Fair Value Measurements

The following tables present a reconciliation of the assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the six months ended September 30, 2014 and 2015. The determination to classify a financial instrument within Level 3 is based upon the significance of the unobservable inputs to overall fair value measurement. However, Level 3 financial instruments typically include, in addition to the unobservable or Level 3 input, observable inputs (that is, inputs that are actively quoted and can be validated to external sources). Accordingly, the gains and losses in the tables below include changes in fair value due in part to observable inputs used in the valuation techniques.

	March 31, 2014	Total gains (losses) for the period			Purchases	Issues	Sales	Settlements	Transfers into Level 3(5)		Transfers out of Level 3(5)		September 30, 2014	Change in unrealized gains (losses) included in earnings for assets and liabilities still held at September 30, 2014
		Included in earnings		Included in other comprehensive income
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥658,917	¥52,322	(2)	¥—	¥469,733	¥—	¥(292,501)	¥(64,398)	¥22,869		¥(11,212)		¥835,730	¥47,981	(2)
Debt securities
Foreign governments and official institutions bonds	15,450	2,784		—	43,693	—	(39,373)	(8,204)	—		(1,036)		13,314	1,722
Corporate bonds	132,518	12,398		—	62,837	—	(1,468)	(1,326)	22,869	(6)	(10,176	)(6)	217,652	12,357
Residential mortgage-backed securities	11,601	4,027		—	192,004	—	(164,359)	(3,855)	—		—		39,418	2,377
Asset-backed securities	439,664	30,878		—	164,972	—	(83,915)	(51,013)	—		—		500,586	30,318
Other debt securities	32,565	1,207		—	—	—	—	—	—		—		33,772	1,207
Equity securities	27,119	1,028		—	6,227	—	(3,386)	—	—		—		30,988	—
Trading derivatives—net	8,864	10,091	(2)	7	2,213	(2,535)	—	(80)	1,264		(5,230)		14,594	11,795	(2)
Interest rate contracts—net	13,676	11,984		(70)	—	—	—	1,808	770		(3,264)		24,904	13,927
Foreign exchange contracts—net	(7,038)	(6,400)		14	1,018	(828)	—	(1,007)	494		(1,964)		(15,711)	(5,547)
Equity contracts—net	4,195	2,468		21	327	(327)	—	(1,004)	—		—		5,680	2,366
Commodity contracts—net	(622)	1,156		25	868	(1,380)	—	147	—		(2)		192	1,029
Credit derivatives—net	(1,347)	883		17	—	—	—	(24)	—		—		(471)	20
Investment securities:
Available-for-sale securities	544,688	(40	)(3)	(10,598)	113,193	—	(12,639)	(129,859)	1,007		(2,660)		503,092	(485	)(3)
Debt securities
Foreign governments and official institutions bonds	151,647	—		(327)	800	—	—	(390)	—		—		151,730	—
Corporate bonds	75,849	1,035		(86)	16	—	(5,664)	(3,955)	1,007	(6)	(2,660	)(6)	65,542	(485)
Residential mortgage-backed securities	19,258	(1)		179	—	—	(6,975)	(1,152)	—		—		11,309	—
Commercial mortgage-backed securities	3,112	—		70	—	—	—	(36)	—		—		3,146	—
Asset-backed securities	109,876	(1,074)		(4,258)	99,080	—	—	(101,686)	—		—		101,938	—
Other debt securities	184,946	—		(6,176)	13,297	—	—	(22,640)	—		—		169,427	—
Other investment securities	26,201	2,600	(4)	—	754	—	(1,414)	—	—		—		28,141	2,041	(4)
Others	5,598	993	(4)	—	382	—	(373)	—	—		—		6,600	906	(4)

Total	¥1,244,268	¥65,966		¥(10,591)	¥586,275	¥(2,535)	¥(306,927)	¥(194,337)	¥25,140		¥(19,102)		¥1,388,157	¥62,238

Liabilities
Obligation to return securities received as collateral	¥—	¥—		¥—	¥305	¥—	¥—	¥—	¥—		¥—		¥305	¥—
Others	92,867	(23,535	)(4)	691	—	51	—	(7,187)	8,799		(82,641)		34,733	(26,843	)(4)

Total	¥92,867	¥(23,535)		¥691	¥305	¥51	¥—	¥(7,187)	¥8,799		¥(82,641)		¥35,038	¥(26,843)

	March 31, 2015	Total gains (losses) for the period			Purchases	Issues	Sales	Settlements	Transfer into Level 3(5)		Transfer out of Level 3(5)		September 30, 2015	Change in unrealized gains (losses) included in earnings for assets and liabilities still held at September 30, 2015
		Included in earnings		Included in other comprehensive income
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥860,418	¥(2,596	)(2)	¥—	¥278,396	¥—	¥(111,857)	¥(110,658)	¥46,277		¥(15,303)		¥944,677	¥(5,835	)(2)
Debt securities
Foreign governments and official institutions bonds	66,197	(466)		—	65,667	—	(16,394)	(53,314)	—		—		61,690	(490)
Corporate bonds	96,918	(523)		—	78,538	—	(51,125)	(8,530)	19,549	(6)	(15,303	)(6)	119,524	(577)
Residential mortgage-backed securities	38,730	(17)		—	—	—	—	(4,517)	643		—		34,839	(62)
Asset-backed securities	586,635	(2,440)		—	128,045	—	(42,410)	(42,780)	26,085		—		653,135	(4,383)
Other debt securities	37,812	(323)		—	—	—	—	—	—		—		37,489	(323)
Equity securities	34,126	1,173		—	6,146	—	(1,928)	(1,517)	—		—		38,000	—
Trading derivatives—net	39,250	(5,081	)(2)	150	1,898	(1,281)	—	(279)	1,006		(5,689)		29,974	2,849	(2)
Interest rate contracts—net	29,074	(1,288)		35	8	(2)	—	2,251	338		(2,020)		28,396	(114)
Foreign exchange contracts—net	8,401	1,390		13	864	(802)	—	(3,580)	600		(4,196)		2,690	1,300
Equity contracts—net	5,906	(5,915)		75	131	(131)	—	(1,445)	—		—		(1,379)	625
Commodity contracts—net	(933)	522		(19)	895	(346)	—	(59)	—		—		60	939
Credit derivatives—net	(3,198)	210		46	—	—	—	2,554	68		527		207	99
Investment securities:
Available-for-sale securities	401,837	(7,442	)(3)	5,056	158,726	—	(283)	(170,040)	97		(1,492)		386,459	(59	)(3)
Debt securities
Foreign governments and official institutions bonds	29,649	—		(436)	529	—	—	(5,811)	—		—		23,931	—
Corporate bonds	19,284	463		204	751	—	(283)	(1,209)	97	(6)	(1,492	)(6)	17,815	(52)
Residential mortgage-backed securities	93	—		—	—	—	—	(74)	—		—		19	—
Commercial mortgage-backed securities	3,785	—		232	—	—	—	(46)	—		—		3,971	—
Asset-backed securities	166,723	(7,986)		2,467	155,994	—	—	(155,421)	—		—		161,777	(7)
Other debt securities	182,303	81		2,589	1,452	—	—	(7,479)	—		—		178,946	—
Other investment securities	22,537	425	(4)	—	2,435	—	(1,024)	—	—		—		24,373	(143	)(4)
Others	4,540	754	(4)	—	105	—	(598)	—	—		—		4,801	526	(4)

Total	¥1,328,582	¥(13,940)		¥5,206	¥441,560	¥(1,281)	¥(113,762)	¥(280,977)	¥47,380		¥(22,484)		¥1,390,284	¥(2,662)

Liabilities
Others	¥36,293	¥32,922	(4)	¥(572)	¥(2,271)	¥—	¥—	¥(12,167)	¥5,652		¥(4,698)		¥(9,541)	¥33,242	(4)

Total	¥36,293	¥32,922		¥(572)	¥(2,271)	¥—	¥—	¥(12,167)	¥5,652		¥(4,698)		¥(9,541)	¥33,242

Notes:	(1)	Includes Trading securities measured under the fair value option.
	(2)	Included in Trading account profits (losses)—net and in Foreign exchange gains (losses)—net.
	(3)	Included in Investment securities gains—net.
	(4)	Included in Trading account profits (losses)—net.
	(5)	All transfers out of Level 3 or into Level 3 were assumed to have occurred at the beginning of the period.
	(6)	Transfers out of, and transfers into, Level 3 for corporate bonds were due principally to changes in the impact of unobservable creditworthiness inputs of the private placement bonds.

Quantitative Information about Level 3 Fair Value Measurements

The following tables present information on the valuation techniques, significant unobservable inputs and their ranges for each major category of assets and liabilities measured at fair value on a recurring basis and classified in Level 3:

March 31, 2015	Fair value(1)	Valuation technique	Significant unobservable inputs	Range	Weighted Average(2)
	(in millions)
Assets
Trading securities and Investment securities:
Foreign governments and official institutions bonds	¥5,290	Monte Carlo method	Correlation between interest rate and foreign exchange rate	25.9%~52.9%	41.4%
			Correlation between interest rates	37.5%~54.0%	51.6%
	29,649	Return on equity method	Probability of default	0.0%~0.9%	0.2%
			Recovery rate	60.0%~80.0%	72.0%
			Market-required return on capital	8.0%~10.0%	9.8%
Corporate bonds	11,018	Discounted cash flow	Probability of default	5.0%~13.4%	7.0%
			Recovery rate	17.4%~67.6%	51.6%
	171	Monte Carlo method	Correlation between interest rate and foreign exchange rate	25.9%~52.9%	42.8%
			Correlation between interest rates	45.9%~54.0%	52.7%
Residential mortgage-backed securities, Commercial mortgage-backed securities and Asset-backed securities	150,588	Discounted cash flow	Probability of default	2.8%~5.3%	4.4%
			Recovery rate	60.0%~76.0%	64.8%
	560,800	Internal model	Asset correlations	11.0%~15.0%	14.7%
			Discount factor	1.5%~7.3%	1.8%
			Prepayment rate	5.3%~25.9%	24.6%
			Probability of default	0.0%~83.7%	— (3)
			Recovery rate	49.0%~69.5%	68.5%
Other debt securities	37,812	Discounted cash flow	Liquidity premium	0.6%~0.8%	0.8%
	180,239	Return on equity method	Probability of default	0.0%~25.0%	0.5%
			Recovery rate	40.0%~90.0%	68.9%
			Market-required return on capital	8.0%~10.0%	10.0%

March 31, 2015	Fair value(1)	Valuation technique	Significant unobservable inputs	Range
(in millions)
Trading derivatives—net:
Interest rate contracts—net	27,962	Option model	Probability of default	0.0%~13.4%
			Correlation between interest rates	10.3%~99.0%
			Correlation between interest rate and foreign exchange rate	25.9%~52.9%
			Recovery rate	41.0%~46.0%
			Volatility	38.2%~63.0%
Foreign exchange contracts—net	8,405	Option model	Probability of default	0.1%~13.4%
			Correlation between interest rates	54.0%~80.7%
			Correlation between interest rate and foreign exchange rate	32.9%~58.4%
			Correlation between underlying assets	52.6%~73.2%
			Recovery rate	41.0%~46.0%
Equity contracts—net	5,976	Option model	Correlation between interest rate and equity	5.7%~59.6%
			Volatility	0.0%~70.0%
Credit derivative contracts—net	(3,198)	Option model	Recovery rate	37.2%~37.2%
			Correlation between underlying assets	6.4%~100.0%

September 30, 2015	Fair value(1)	Valuation technique	Significant unobservable inputs	Range	Weighted Average(2)
	(in millions)
Assets
Trading securities and Investment securities:
Foreign governments and official institutions bonds	¥1,108	Monte Carlo method	Correlation between interest rate and foreign exchange rate	22.4%~48.6%	30.2%
			Correlation between interest rates	38.0%~55.0%	47.6%
	23,931	Return on equity method	Probability of default	0.0%~0.9%	0.3%
			Recovery rate	60.0%~80.0%	70.1%
			Market-required return on capital	8.0%~10.0%	9.4%
Corporate bonds	8,829	Discounted cash flow	Probability of default	4.7%~13.1%	5.5%
			Recovery rate	41.0%~66.9%	59.4%
	46	Monte Carlo method	Correlation between interest rate and foreign exchange rate	22.4%~35.9%	29.1%
			Correlation between interest rates	48.0%	48.0%
Residential mortgage-backed securities, Commercial mortgage-backed securities and Asset-backed securities	142,570	Discounted cash flow	Probability of default	2.8%~5.3%	4.5%
			Recovery rate	60.0%~76.0%	64.9%
	620,580	Internal model	Asset correlations	11.0%~15.0%	14.8%
			Discount factor	1.6%~6.6%	1.8%
			Prepayment rate	6.5%~20.5%	19.8%
			Probability of default	0.0%~78.7%	— (3)
			Recovery rate	48.2%~59.0%	55.3%
Other debt securities	37,489	Discounted cash flow	Liquidity premium	0.5%~0.6%	0.5%
	176,940	Return on equity method	Probability of default	0.0%~25.0%	0.5%
			Recovery rate	40.0%~90.0%	69.1%
			Market-required return on capital	8.0%~10.0%	10.0%

September 30, 2015	Fair value(1)	Valuation technique	Significant unobservable inputs	Range
	(in millions)
Trading derivatives—net:
Interest rate contracts— net	27,464	Option model	Probability of default	0.2%~13.1%
			Correlation between interest rates	5.3%~99.6%
			Correlation between interest rate and foreign exchange rate	22.4%~48.6%
			Recovery rate	41.0%~47.0%
			Volatility	39.6%~72.6%
Foreign exchange contracts—net	2,710	Option model	Probability of default	0.1%~13.1%
			Correlation between interest rates	50.1%~74.0%
			Correlation between interest rate and foreign exchange rate	20.0%~67.0%
			Correlation between underlying assets	85.0%
			Recovery rate	41.0%~47.0%
Equity contracts—net	(4,496)	Option model	Correlation between interest rate and equity	33.3%~39.0%
			Correlation between foreign exchange rate and equity	7.0%
			Correlation between equities	31.2%~58.8%
			Volatility	0.0%~100.6%
	3,292	Discounted cash flow	Term of litigation	1 year
Credit derivative contracts—net	207	Option model	Recovery rate	37.4%~41.0%
			Correlation between underlying assets	33.4%~70.1%

Notes:	(1)	The fair value as of March 31, 2015 and September 30, 2015 excludes the fair value of investments valued using vendor prices.
	(2)	Weighted averages are calculated by weighing each input by the relative fair value of the respective financial instruments.
	(3)	See “Probability of default” in “Sensitivity to and range of unobservable inputs” in Note 31 to the consolidated financial statements for the fiscal year ended March 31, 2015.

Sensitivity to and range of unobservable inputs

Term of litigation—Term of litigation is the estimated period until the resolution of a certain litigation matter that relates to an issuer’s restricted shares (“Covered Litigation”) that the MUFG Group purchased, which is referenced in certain swap transactions.

These swaps are valued using a discounted cash flow methodology and are dependent upon the final resolution of the Covered Litigation. The settlement timing of the Covered Litigation is not observable in the market, therefore the estimated term is classified as a level 3 input.

The restricted shares which the MUFG Group purchased will be convertible to listed shares of the issuer at the end of the Covered Litigation. The restricted shares will be diluted dependent upon the settlement amount of the Covered Litigation and the dilution of the restricted shares is accomplished through an adjustment to the conversion rate of the restricted shares. In order to hedge the reduction of the conversion rate, the MUFG Group entered into certain swaps with the seller which references the conversion rate. The value generated by these trades is subject to the ultimate term of the issuer’s litigation, subject to a minimum term referenced within the trade contracts.

For a discussion of the impact on fair value of changes in other unobservable inputs and the relationships between unobservable inputs as well as a description of attributes of the underlying instruments and external market factors that affect the range of inputs used in the valuation of the MUFG Group’s Level 3 financial instruments, see Note 31 to the consolidated financial statements for the fiscal year ended March 31, 2015.

Valuation Process for Level 3 Fair Value Measurements

The MUFG Group establishes valuation policies and procedures for measuring fair value, for which the risk management departments ensure that the valuation techniques used are logical, appropriate and consistent with market information. The financial accounting offices ensure that the valuation techniques are consistent with the accounting policies. See Note 31 to the consolidated financial statements for the fiscal year ended March 31, 2015 for further information on the MUFG Group’s valuation process and a detailed discussion of the determination of fair value for individual financial instruments.

Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis

Certain assets and liabilities may be measured at fair value on a nonrecurring basis in periods subsequent to their initial recognition. These assets are subject to fair value adjustments that result from the application of the lower of cost or fair value accounting or write-downs of individual assets. See Note 31 to the consolidated financial statements for the fiscal year ended March 31, 2015 for further information on assets and liabilities measured at fair value on a nonrecurring basis.

The following table presents the carrying value of assets measured at fair value on a nonrecurring basis by level within the fair value hierarchy as of March 31, 2015 and September 30, 2015:

	March 31, 2015				September 30, 2015
	Level 1	Level 2	Level 3	Total carrying value	Level 1	Level 2	Level 3	Total carrying value
	(in millions)
Assets
Investment securities(1)	¥—	¥—	¥2,489	¥2,489	¥—	¥—	¥1,049	¥1,049
Loans	6,452	8,830	268,977	284,259	5,983	6,401	240,686	253,070
Loans held for sale	—	50	2,179	2,229	—	50	5,573	5,623
Collateral dependent loans	6,452	8,780	266,798	282,030	5,983	6,351	235,113	247,447
Premises and equipment	—	—	6,072	6,072	—	—	5,802	5,802
Intangible assets	—	—	200	200	—	—	169	169
Goodwill	—	—	14,032	14,032	—	—	—	—
Other assets	—	—	9,783	9,783	—	—	7,276	7,276
Investments in equity method investees(1)	—	—	1,379	1,379	—	—	1,546	1,546
Other	—	—	8,404	8,404	—	—	5,730	5,730

Total	¥6,452	¥8,830	¥301,553	¥316,835	¥5,983	¥6,401	¥254,982	¥267,366

Note:	(1)	Includes investments valued at net asset value of ¥2,130 million and ¥1,546 million at March 31, 2015 and September 30, 2015, respectively. The unfunded commitments related to these investments are ¥868 million and ¥146 million at March 31, 2015 and September 30, 2015, respectively. These investments are in private equity funds.

The following table presents losses recorded as a result of nonrecurring changes in fair value for the six months ended September 30, 2014 and 2015:

	Losses for the six months ended September 30,
	2014	2015
	(in millions)
Investment securities	¥1,714	¥413
Loans	24,557	19,612
Loans held for sale	6	23
Collateral dependent loans	24,551	19,589
Premises and equipment	902	5,735
Intangible assets	108	213
Other assets	5,099	1,432
Investments in equity method investees	43	676
Other	5,056	756

Total	¥32,380	¥27,405

Fair Value Option

For a discussion of the primary financial instruments for which the fair value option was previously elected, including the basis for those, see Note 31 to the consolidated financial statements for the fiscal year ended March 31, 2015.

The following table presents the gains or losses recorded for the six months ended September 30, 2014 and 2015 related to the eligible instruments for which the MUFG Group elected the fair value option:

	Six months ended September 30,
	2014			2015
	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value
	(in millions)
Financial assets:
Trading account securities	¥276,935	¥511,667	¥788,602	¥(396,483)	¥111,508	¥(284,975)
Other assets	10	—	10	(9)	—	(9)

Total	¥276,945	¥511,667	¥788,612	¥(396,492)	¥111,508	¥(284,984)

Financial liabilities:
Other short-term borrowings(1)	¥450	¥—	¥450	¥9,687	¥—	¥9,687
Long-term debt(1)	5,559	—	5,559	35,516	—	35,516

Total	¥6,009	¥—	¥6,009	¥45,203	¥—	¥45,203

Note:	(1)	Change in value attributable to the instrument-specific credit risk related to those financial liabilities are not material.

The following table presents the differences between the aggregate fair value and the aggregate remaining contractual principal balance outstanding as of March 31, 2015 and September 30, 2015 for long-term receivables and debt instruments for which the fair value option has been elected:

	March 31, 2015			September 30, 2015
	Remaining aggregate contractual amounts outstanding	Fair value	Fair value over (under) remaining aggregate contractual amounts outstanding	Remaining aggregate contractual amounts outstanding	Fair value	Fair value over (under) remaining aggregate contractual amounts outstanding
	(in millions)
Financial assets:
Other assets	¥1,000	¥1,007	¥7	¥500	¥501	¥1

Total	¥1,000	¥1,007	¥7	¥500	¥501	¥1

Financial liabilities:
Long-term debt	¥585,694	¥584,630	¥(1,064)	¥557,473	¥535,402	¥(22,071)

Total	¥585,694	¥584,630	¥(1,064)	¥557,473	¥535,402	¥(22,071)

Interest income and expense and dividend income related to the assets and liabilities for which the fair value option is elected are measured based on the contractual rates and reported in the accompanying condensed consolidated statements of income as either interest income or expense, depending on the nature of the related asset or liability.

Estimated Fair Value of Financial Instruments

The following is a summary of carrying amounts and estimated fair values by level within the fair value hierarchy of financial instruments which are not carried at fair value in the accompanying condensed consolidated balance sheets as of March 31, 2015 and September 30, 2015:

	March 31, 2015
	Carrying amount	Estimated fair value
		Total	Level 1	Level 2	Level 3
	(in billions)
Financial assets:
Cash and due from banks	¥3,353	¥3,353	¥3,353	¥—	¥—
Interest-earning deposits in other banks	37,365	37,365	—	37,365	—
Call loans and funds sold	660	660	—	660	—
Receivables under resale agreements	7,273	7,273	—	7,273	—
Receivables under securities borrowing transactions	4,660	4,660	—	4,660	—
Investment securities(1)(2)	4,285	4,369	1,145	1,034	2,190
Loans, net of allowance for credit losses(3)	117,210	118,720	6	290	118,424
Other financial assets(4)	5,272	5,272	—	5,272	—
Financial liabilities:
Deposits
Non-interest-bearing	¥23,446	¥23,446	¥—	¥23,446	¥—
Interest-bearing	148,543	148,574	—	148,574	—
Total deposits	171,989	172,020	—	172,020	—
Call money and funds purchased	3,669	3,669	—	3,669	—
Payables under repurchase agreements	20,728	20,728	—	20,728	—
Payables under securities lending transactions	8,205	8,205	—	8,205	—
Due to trust account	1,611	1,611	—	1,611	—
Other short-term borrowings	11,389	11,389	—	11,389	—
Long-term debt	19,394	19,672	—	19,672	—
Other financial liabilities	7,682	7,682	—	7,682	—

	September 30, 2015
	Carrying amount	Estimated fair value
		Total	Level 1	Level 2	Level 3
	(in billions)
Financial assets:
Cash and due from banks	¥3,651	¥3,651	¥3,651	¥—	¥—
Interest-earning deposits in other banks	44,238	44,238	—	44,238	—
Call loans and funds sold	644	644	—	644	—
Receivables under resale agreements	6,674	6,674	—	6,674	—
Receivables under securities borrowing transactions	6,740	6,740	—	6,740	—
Investment securities(1)(2)	4,111	4,184	1,129	1,237	1,818
Loans, net of allowance for credit losses(3)	119,718	121,247	6	514	120,727
Other financial assets(4)	5,666	5,666	—	5,666	—
Financial liabilities:
Deposits
Non-interest-bearing	¥23,615	¥23,615	¥—	¥23,615	¥—
Interest-bearing	148,756	148,792	—	148,792	—
Total deposits	172,371	172,407	—	172,407	—
Call money and funds purchased	3,898	3,898	—	3,898	—
Payables under repurchase agreements	20,993	20,993	—	20,993	—
Payables under securities lending transactions	9,086	9,086	—	9,086	—
Due to trust account	2,009	2,009	—	2,009	—
Other short-term borrowings	11,894	11,894	—	11,894	—
Long-term debt	20,261	20,479	—	20,479	—
Other financial liabilities	7,924	7,924	—	7,924	—

Notes:	(1)	Includes impaired securities measured at fair value on a nonrecurring basis. Refer to “Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis” for the details of the level classification.
	(2)	Excludes cost-method investments of ¥410 billion and ¥430 billion at March 31, 2015 and September 30, 2015, respectively, of which the MUFG Group did not estimate the fair value since it was not practical and no impairment indicators were identified. See Note 3 for the details of these cost-method investments.
	(3)	Includes loans held for sale and collateral dependent loans measured at fair value on a nonrecurring basis. Refer to “Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis” for the details of the level classification.
	(4)	Excludes investments in equity method investees of ¥2,049 billion and ¥1,992 billion at March 31, 2015 and September 30, 2015, respectively.

For additional information regarding the financial instruments within the scope of this disclosure, and the methods and significant assumptions used by the MUFG Group to estimate their fair values of financial instruments that are not recorded at fair value in the accompanying condensed consolidated balance sheets, see Note 31 to the consolidated financial statements for the fiscal year ended March 31, 2015.

The fair values of certain off-balance sheet financial instruments held for purposes other than trading, including commitments to extend credit and commercial letters of credit, are estimated using the fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the credit quality. The aggregate fair value of such instruments at March 31, 2015 and September 30, 2015 was not material.

The fair value estimates presented herein are based on pertinent information available to management at March 31, 2015 and September 30, 2015. These amounts have not been comprehensively reevaluated since that date, and therefore, current estimates of fair values may have changed significantly from the amounts presented herein.